SUMMARY OF SIGNIFICANT ACCOUNT POLICIES (Details 2) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Fair value of warrant liability		$ (166,093)
Fair Value, Inputs, Level 1 [Member]
Fair value of warrant liability
Fair Value, Inputs, Level 2 [Member]
Fair value of warrant liability
Fair Value, Inputs, Level 3 [Member]
Fair value of warrant liability		$ (166,093)